Financial Risk Management - Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening) (Detail) - Currency risk [member] - USD - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Strengthening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ (565)	€ (8,819)
Weakening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ 691	€ 10,779